Accounts receivable, net (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts receivable, net
Accounts receivable, gross	$ 83,980	$ 78,785	$ 451,132	$ 171,753
Less: allowance for doubtful accounts			0	0
Accounts receivable, net	$ 83,980	$ 78,785	$ 451,132	$ 171,753